General Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
General Information [Abstract]
Summary of Information about Consolidated Financial Statements and Company Principal Subsidiaries

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/ establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs
Maxpro Capital Acquisition Corp	Delaware, United States June 2, 2021	Former special purpose acquisition company
Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs
Apollomics (Hong Kong) Limited	Hong Kong, China June 24, 2019	Investment holding

The consolidated financial statements are presented in U.S. dollars (“US$”) and subsidiaries included in the consolidated financial statements as below:

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs
Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs
Apollomics (Hong Kong) Limited	Hong Kong, China June 24,2019	Investment holding
Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Investment holding and research and development of drugs
Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs
Project Max SPAC Merger Sub, Inc.	Delaware, United States August 19, 2022	Investment holding